ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of the Corporation's Capital [Line Items]
Corporation's Capital	$ 425,806	$ 400,175
Ownership interest in BAM
Summary of the Corporation's Capital [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%
Disclosure of subsidiaries [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%
BWS [Member] | Ownership interest in BAM
Summary of the Corporation's Capital [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%
Disclosure of subsidiaries [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%
The Corporation
Summary of the Corporation's Capital [Line Items]
Corporation's Capital	$ 62,417	$ 60,439
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%